Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use
assets

	Land and buildings $m	Investment property $m	Other $m	Total $m

Cost

At 1 January 2023	571	50	2	623

Additions and other re-measurements	15	–	2	17

Transfers to investment property	(2)	2	–	–

Terminations	(51)	–	(1)	(52)

Exchange and other adjustments	1	–	–	1

At 31 December 2023	534	52	3	589

Additions and other re-measurements	28	–	5	33

Transfers to finance lease receivable	(13)	(14)	(4)	(31)

Terminations	(11)	–	(1)	(12)

Exchange and other adjustments	(5)	–	–	(5)

At 31 December 2024	533	38	3	574

Depreciation and impairment

At 1 January 2023	(294)	(47)	(2)	(343)

Provided	(22)	–	–	(22)

System Fund expense	(2)	–	–	(2)

Transfers to investment property	2	(2)	–	–

Terminations	51	–	1	52

Exchange and other adjustments	(1)	–	–	(1)

At 31 December 2023	(266)	(49)	(1)	(316)

Provided	(21)	–	(1)	(22)

System Fund expense	2	–	–	2

Transfers to finance lease receivable	8	13	–	21

Terminations	11	–	1	12

Exchange and other adjustments	5	–	–	5

At 31 December 2024	(261)	(36)	(1)	(298)

Net book value

At 31 December 2024	272	2	2	276

At 31 December 2023	268	3	2	273

At 1 January 2023	277	3	–	280

Disclosure Of Lease Liabilities
The majority of the Group’s lease liabilities are discounted at incremental borrowing rates of up to 10%. The rate implicit in the InterContinental Boston lease was 9.7% and was derived from a valuation of the hotel at lease inception in 2006.

	2024	2023
Currency	$m	$m

US dollars	357	357

Sterling	31	32

Euros	3	4

Other	23	33

	414	426

Analysed as:

Current	26	30

Non-current	388	396

	414	426

Disclosure Of Lease Expenditure Recognised Explanatory
Amounts recognised in the Group income statement

	2024 $m	2023 $m	2022 $m

Depreciation of right-of-use assets	22	22	25

System Fund depreciation of right-of-use assets	(2)	2	3

Expense relating to variable lease payments	77	62	47

Expense relating to short-term leases and low-value assets	1	2	1

Income from operating subleases	(3)	(2)	(1)

Recognised in operating profit	95	86	75

Interest on lease liabilities	30	29	29

Total recognised in the Group income statement	125	115	104

Disclosure of Detailed Information About Lease Liabilities Recognized In Cash Flow Statement Explanatory	Amounts recognised in the Group statement of cash flows

	2024 $m	2023 $m	2022 $m

Operating activities	108	92	72

Investing activities	(4)	–	(6)

Financing activities	46	28	36

Net cash paid	150	120	102